Matthews China Small Companies FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.9%
	Shares	Value
Consumer Discretionary: 25.3%
Hotels, Restaurants & Leisure: 9.5%
Atour Lifestyle Holdings, Ltd. ADR	70,926	$2,666,108
Tongcheng Travel Holdings, Ltd.[b]	771,200	2,278,181
DPC Dash, Ltd.[c]	145,300	1,619,558
Chagee Holdings, Ltd. ADR[c]	18,961	313,805
		6,877,652
Automobile Components: 8.6%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	369,803	2,596,391
Minth Group, Ltd.	544,000	2,355,629
CALB Group Co., Ltd.[b,c,d]	290,900	1,325,544
		6,277,564
Textiles, Apparel & Luxury Goods: 3.5%
Crystal International Group, Ltd.[b,d]	1,666,000	1,447,981
Xtep International Holdings, Ltd.	954,000	715,752
Samsonite Group SAb,d	186,300	399,272
		2,563,005
Household Durables: 2.2%
Hisense Home Appliances Group Co., Ltd. H Shares	287,000	896,832
Jason Furniture Hangzhou Co., Ltd. A Shares	171,200	726,138
		1,622,970
Leisure Products: 0.9%
Dream International, Ltd.	396,000	639,489
Specialty Retail: 0.6%
Eternal Beauty Holdings, Ltd.[c]	1,688,000	433,805
Total Consumer Discretionary		18,414,485

Information Technology: 19.4%
Electronic Equipment, Instruments & Components: 9.5%
FIT Hon Teng, Ltd.[b,c,d]	2,037,000	1,669,521
Wasion Holdings, Ltd.	1,004,000	1,635,929
Xiamen Faratronic Co., Ltd. A Shares	85,200	1,514,008
Kingboard Laminates Holdings, Ltd.	845,500	1,338,305
Karrie International Holdings, Ltd.	1,344,000	416,487
Elite Material Co., Ltd.	9,000	364,241
		6,938,491
Semiconductors & Semiconductor Equipment: 5.1%
ACM Research, Inc. Class Ac	71,428	2,794,978
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	109,201	900,741
		3,695,719
Software: 3.3%
Kingdee International Software Group Co., Ltd.[c]	469,000	1,051,722
ZWSOFT Co., Ltd. Guangzhou A Shares	67,824	724,513
Tuya, Inc. ADR	236,209	583,436
		2,359,671
IT Services: 1.5%
SUNeVision Holdings, Ltd.	1,231,000	1,086,227
Total Information Technology		14,080,108

	Shares	Value

Industrials: 17.5%
Electrical Equipment: 7.5%
Hongfa Technology Co., Ltd. A Shares	797,519	$2,954,576
Shenzhen Megmeet Electrical Co., Ltd. A Shares	92,400	1,008,079
Xuji Electric Co., Ltd. A Shares	214,300	798,995
Kehua Data Co., Ltd. A Shares	71,500	721,078
		5,482,728
Marine Transportation: 2.4%
SITC International Holdings Co., Ltd.	450,500	1,734,396
Commercial Services & Supplies: 1.9%
China Everbright Environment Group, Ltd.	2,480,000	1,415,090
Ground Transportation: 1.9%
Full Truck Alliance Co., Ltd. ADR	104,515	1,355,559
Machinery: 1.8%
China Yuchai International, Ltd.	19,681	814,203
Precision Tsugami China Corp., Ltd.[b]	115,000	474,490
		1,288,693
Professional Services: 1.4%
Kanzhun, Ltd. ADR[c]	44,196	1,032,419
Construction & Engineering: 0.6%
Sinopec Engineering Group Co., Ltd. H Shares	524,000	454,825
Total Industrials		12,763,710

Health Care: 8.1%
Pharmaceuticals: 2.9%
HUTCHMED China, Ltd.[c]	416,500	1,346,270
Grand Pharmaceutical Group, Ltd.	670,500	734,061
		2,080,331
Health Care Equipment & Supplies: 2.7%
Shanghai Conant Optical Co., Ltd. H Shares	135,700	722,878
AK Medical Holdings, Ltd.[b,d]	902,000	639,038
Microport Scientific Corp.[c]	353,800	626,972
		1,988,888
Biotechnology: 1.9%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	11,200	739,509
Legend Biotech Corp. ADR[c]	18,449	601,622
		1,341,131
Health Care Technology: 0.6%
Medlive Technology Co., Ltd.[b,d]	267,500	448,615
Total Health Care		5,858,965

Communication Services: 6.7%
Entertainment: 5.8%
NetEase Cloud Music, Inc.[b,c,d]	86,200	2,868,986
Damai Entertainment Holdings, Ltd.[c]	9,890,000	1,357,943
		4,226,929
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Matthews China Small Companies FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Interactive Media & Services: 0.9%
Meitu, Inc.[b,d]	559,000	$664,894
Total Communication Services		4,891,823

Materials: 6.5%
Chemicals: 3.3%
Sunresin New Materials Co., Ltd. A Shares	189,800	1,540,881
Dongyue Group, Ltd.	379,000	591,605
Anhui Jinhe Industrial Co., Ltd. A Shares	89,100	260,862
		2,393,348
Metals & Mining: 3.2%
China Gold International Resources Corp., Ltd.	83,800	1,492,666
MMG, Ltd.[c]	983,200	851,554
		2,344,220
Total Materials		4,737,568

Consumer Staples: 4.7%
Beverages: 2.0%
Anhui Yingjia Distillery Co., Ltd. A Shares	126,800	733,364
Beijing Yanjing Brewery Co., Ltd. A Shares	428,100	729,615
		1,462,979
Personal Care Products: 1.4%
Giant Biogene Holding Co., Ltd.[b,d]	138,400	1,003,540
Consumer Staples Distribution & Retail: 0.8%
Yifeng Pharmacy Chain Co., Ltd. A Shares	159,600	552,688
Food Products: 0.5%
Anjoy Foods Group Co., Ltd. H Shares	49,900	389,866
Total Consumer Staples		3,409,073

Real Estate: 3.9%
Real Estate Management & Development: 3.9%
China Overseas Property Holdings, Ltd.	1,795,000	1,162,655
Greentown China Holdings, Ltd.	792,500	964,531
Yuexiu Property Co., Ltd.	1,099,000	735,152
Total Real Estate		2,862,338

Energy: 3.9%
Energy Equipment & Services: 3.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	361,300	2,827,515
Total Energy		2,827,515

	Shares	Value

Financials: 1.0%
Financial Services: 1.0%
China Development Bank Financial Leasing Co., Ltd. H Shares[b,d]	3,142,000	$718,396
Total Financials		718,396

Utilities: 0.9%
Gas Utilities: 0.9%
ENN Natural Gas Co., Ltd. A Shares	267,442	674,594
Total Utilities		674,594

Total Investments: 97.9%		71,238,575
(Cost $55,877,088)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		1,504,957
Net Assets: 100.0%		$72,743,532

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $11,185,787, which is 15.38% of net assets.

ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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